Net exchange rate gains/(losses)	12 Months Ended
Dec. 31, 2023
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net exchange rate gains (losses)

38 Net exchange rate gains/(losses)

Net exchange rate gains/(losses) are analysed as follows:

	2023	2022	2021
Net realised gains/(losses) on derivative instruments	1,251	(1,663)	(1,428)
Net realised gains/(losses) on trade receivables and payables	(422)	530	4,612
Total net realised gains/(losses) (a)	829	(1,133)	3,184
Net unrealised gains/(losses) on derivative instruments	(746)	1,454	(454)
Net unrealised gains/(losses) on trade receivables and payables	142	2,286	(144)
Net unrealised gains/(losses) on non-monetary assets	(369)	(179)	(720)
Total net unrealised gains/(losses) (b)	(973)	3,561	(1,318)
Total realised and unrealised exchange rate gains/(losses) (a+b)	(144)	2,428	1,866

“Net unrealised gains/(losses) on non-monetary assets” refers to the remeasurement of non-monetary assets of the subsidiary Italsofa Romania , since such entity has the same functional currency as the Parent, namely the Euro (see note 4(c)(ii)).